INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	$ 943,838	$ 1,012,524
Translation differences		(463)
Additions	51,577	68,657
Transfers	1,016	(736)
Depreciation charge	(87,848)	(136,144)
Intangible assets and goodwill, ending balance	908,583	943,838
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	1,960,286	1,901,185
Intangible assets and goodwill, ending balance	2,012,772	1,960,286
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(1,016,448)	(888,661)
Intangible assets and goodwill, ending balance	(1,104,189)	(1,016,448)
Information system projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	74,381	71,761
Translation differences		(463)
Additions	25,698	31,812
Transfers	1,021	(738)
Depreciation charge	(25,259)	(27,991)
Intangible assets and goodwill, ending balance	75,841	74,381
Information system projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	342,857	320,600
Intangible assets and goodwill, ending balance	369,468	342,857
Information system projects | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(268,476)	(248,839)
Intangible assets and goodwill, ending balance	(293,627)	(268,476)
Mining assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	104,517	76,288
Translation differences		0
Additions	2,034	12,580
Transfers	17,141	27,954
Depreciation charge	(11,078)	(12,305)
Intangible assets and goodwill, ending balance	112,614	104,517
Mining assets | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	256,736	216,203
Intangible assets and goodwill, ending balance	275,912	256,736
Mining assets | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(152,219)	(139,915)
Intangible assets and goodwill, ending balance	(163,298)	(152,219)
Exploration and evaluation costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	19,522	23,209
Translation differences		0
Additions	23,845	24,265
Transfers	(17,146)	(27,952)
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	26,221	19,522
Exploration and evaluation costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	19,522	23,209
Intangible assets and goodwill, ending balance	26,221	19,522
Exploration and evaluation costs | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	0	0
Customer relationships and other contractual rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	83,111	178,959
Translation differences		0
Additions	0	0
Transfers	0	0
Depreciation charge	(51,511)	(95,848)
Intangible assets and goodwill, ending balance	31,600	83,111
Customer relationships and other contractual rights | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	604,929	604,931
Intangible assets and goodwill, ending balance	604,929	604,929
Customer relationships and other contractual rights | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(521,818)	(425,972)
Intangible assets and goodwill, ending balance	(573,329)	(521,818)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Translation differences		0
Additions	0	0
Transfers	0	0
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	0	0
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	73,935	73,935
Intangible assets and goodwill, ending balance	73,935	73,935
Trademarks | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(73,935)	(73,935)
Intangible assets and goodwill, ending balance	(73,935)	(73,935)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Translation differences		0
Additions	0	0
Transfers	0	0
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	$ 0	$ 0